8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) (Subordinated Debt, USD $)	12 Months Ended
Dec. 31, 2013
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 40,378,507
Based on Maturity Date | 2014
Amount Maturing or Redeemable at Option of Holder	8,522,799
Based on Maturity Date | 2015
Amount Maturing or Redeemable at Option of Holder	9,535,013
Based on Maturity Date | 2016
Amount Maturing or Redeemable at Option of Holder	9,618,228
Based on Maturity Date | 2017
Amount Maturing or Redeemable at Option of Holder	12,702,467
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	40,378,507
Based on Interest Adjustment Period | 2014
Amount Maturing or Redeemable at Option of Holder	27,069,230
Based on Interest Adjustment Period | 2015
Amount Maturing or Redeemable at Option of Holder	9,485,881
Based on Interest Adjustment Period | 2016
Amount Maturing or Redeemable at Option of Holder	1,383,541
Based on Interest Adjustment Period | 2017
Amount Maturing or Redeemable at Option of Holder	$ 2,439,855